UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2006

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Alabama - 5.3%
Alabama State MFH Revenue VRDN, 3.79%, 4/1/14, LOC: AmSouth Bank (r)	$2,105,000	$2,105,000
Auburn Alabama Industrial Development Board VRDN, 3.90%, 5/1/20, LOC: Allied Irish Bank (r)	3,595,000	3,595,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 3.93%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 3.90%, 10/1/11, LOC: Wachovia Bank (r)	1,925,000	1,925,000
Huntsville Alabama Industrial Development Board Revenue VRDN, 4.05%, 11/1/26, LOC: First Commonwealth Bank (r)	3,010,000	3,010,000
Mobile County Alabama IDA Revenue VRDN, 3.90%, 4/1/20, LOC: Wachovia Bank (r)	2,885,000	2,885,000
Northport Alabama MFH Revenue VRDN:
3.89%, 9/3/15, LOC: AmSouth Bank (r)	1,475,000	1,475,000
3.79%, 7/1/18, LOC: AmSouth Bank (r)	4,430,000	4,430,000
Taylor-Ryan Alabama Improvement District Revenue VRDN, 3.78%, 11/1/35, LOC: Columbus Bank & Trust (r)	13,800,000	13,800,000
Tuscaloosa County Alabama IDA Revenue VRDN, 3.85%, 12/1/23, LOC: Regions Bank (r)	3,965,000	3,965,000
Valley Alabama Special Care Facilities Authority Revenue VRDN, 3.85%, 6/1/25, LOC: Columbus Bank & Trust (r)	2,830,000	2,830,000

Arizona - 1.4%
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 3.89%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 3.74%, 1/15/32, LOC: Fannie Mae (r)	9,035,000	9,035,000

Arkansas - 1.5%
Arkadelphia Arkansas IDA Revenue VRDN, 3.84%, 4/1/11, LOC: Svenska Handelsbanke (r)	4,000,000	4,000,000
Arkansas State MFH Development Finance Authority VRDN:
3.82%, 10/1/30, LOC: Regions Bank (r)	5,200,000	5,200,000
3.84%, 11/1/31, LOC: First Tennessee Bank (r)	5,000,000	5,000,000

California - 5.2%
ABN AMRO Muni TOPS Certificate Trust VRDN, 3.75%, 7/4/07, BPA: ABN Amro Bank (r)	2,000,000	2,000,000

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Alameda-Contra Costa California Schools Financing Authority COPs, 3.60%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured (r)	300,000	300,000
California State Pollution Control Financing Authority Revenue VRDN:
3.79%, 9/1/10, LOC: Bank of the West (r)	2,855,000	2,855,000
3.81%, 6/1/11, LOC: Comerica Bank (r)	780,000	780,000
3.81%, 3/1/16, LOC: Comercia Bank (r)	2,155,000	2,155,000
California State School Cash Reserve Program COPs, 4.50%, 7/6/07, AMBAC Insured	5,500,000	5,540,466
California Statewide Communities Development Authority Special Tax Revenue VRDN, 3.81%, 5/1/22, LOC: Bank of the West, C/LOC: CALSTRs (r)	1,710,000	1,710,000
Fresno California Revenue VRDN, 3.70%, 5/1/15, LOC: U.S. Bank (r)	900,000	900,000
Inland Valley California Development Agency Tax Allocation VRDN, 3.68%, 3/1/27, LOC: Union Bank, C/LOC: CalSTERS (r)	18,545,000	18,545,000
Los Angeles County California Housing Authority Revenue VRDN, 3.60%, 12/1/07, LOC: Freddie Mac (r)	2,500,000	2,500,000
San Bernardino County California MFH Revenue VRDN, 3.62%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB (r)	5,210,000	5,210,000
Victorville California MFH Revenue VRDN, 3.93%, 12/1/15, C/LOC: Citibank (r)	5,665,000	5,665,000

Colorado - 4.3%
Colorado Sate General Funds Revenue Notes, 4.50%, 6/27/07	8,000,000	8,042,889
Colorado State Education Loan Program Revenue Bonds, 4.50%, 8/3/07	5,000,000	5,028,116
Colorado State Housing and Finance Authority Revenue VRDN:
3.75%, 10/15/16, CA: Fannie Mae (r)	22,960,000	22,960,000
3.75%, 10/1/30, SPA: FHLB (r)	480,000	480,000
Westminster Colorado Economic Development Authority Tax Allocation Revenue VRDN, 3.75%, 12/1/28, LOC: DEPFA Bank plc (r)	3,000,000	3,000,000

Connecticut - 0.7%
Connecticut State Health & Educational Facility Authority Revenue VRDN, 3.75%, 7/1/29 (r)	6,495,000	6,495,000

Delaware - 0.7%
Wilmington Delaware Revenue VRDN, 3.78%, 7/1/31, LOC: Allied Irish Bank (r)	6,000,000	6,000,000

District of Columbia - 1.6%
District of Columbia GO VRDN, 3.75%, 6/1/31, BPA: Bank of America, MBIA Insured (r)	15,060,000	15,060,000

Florida - 0.4%
Seminole Florida County IDA Revenue VRDN, 3.77%, 11/1/34, LOC: Allied Irish Bank (r)	4,000,000	4,000,000

Georgia - 4.5%
Atlanta Georgia Water and Wastewater Revenue VRDN, 3.75%, 11/1/38, BPA: Dexia Credit Local, FSA Insured (r)	7,300,000	7,300,000

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Cobb County Georgia School District Notes, 4.50%, 12/29/06	3,175,000	3,182,690
Columbus Georgia Downtown IDA Revenue VRDN, 3.85%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,840,000	6,840,000
Fulton County Georgia IDA Revenue VRDN, 4.48%, 12/1/10, LOC: Branch Bank & Trust (r)	2,500,000	2,500,000
Gwinnett County Georgia Development Authority Revenue VRDN, 3.75%, 5/1/22, LOC: SunTrust Bank (r)	5,400,000	5,400,000
Macon-Bibb County Georgia Industrial Authority Revenue VRDN, 3.84%, 7/1/15, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Rome Georgia MFH Revenue VRDN, 3.90%, 7/1/34, LOC: Regions Bank (r)	7,650,000	7,650,000
Waleska Georgia Downtown Development Authority Revenue VRDN, 3.77%, 10/1/28, LOC: Regions Bank (r)	6,650,000	6,650,000
Warner Robins Georgia Downtown Development Authority Revenue VRDN, 3.95%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

Hawaii - 1.9%
Hawaii State Department Budget and Finance Revenue VRDN:
3.80%, 5/1/19, LOC: First Hawaiian Bank (r)	12,955,000	12,955,000
3.90%, 12/1/21, LOC Union Bank (r)	4,810,500	4,810,500

Illinois - 4.3%
Chicago Illinois GO VRDN, 3.74%, 1/1/37, BPA: Landesbank Baden-Wurttenberg, FGIC Insured (r)	8,360,000	8,360,000
Illinois State Development Finance Authority Revenue VRDN:
3.76%, 6/1/19, LOC: Northern Trust Co. (r)	5,565,000	5,565,000
3.77%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
3.76%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 3.78%, 12/15/23, BPA: Merrill Lynch (r)	14,120,000	14,120,000

Indiana - 4.2%
Allen County Indiana Economic Development Revenue VRDN, 3.85%, 11/1/09, LOC: JPMorgan Chase Bank (r)	1,750,000	1,750,000
Indiana State Development Finance Authority Revenue VRDN, 3.90%, 4/1/22, LOC: JPMorgan Chase Bank (r)	850,000	850,000
Indiana University, 3.57%, 1/5/07, LOC: JPMorgan Chase Bank	4,000,000	4,000,000
Indianapolis Indiana Local Public Improvement Bond Bank, 3.58%, 12/7/06, LOC: Key Bank	7,507,000	7,507,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 3.89%, 2/1/22, LOC: Key Bank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 4.14%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd. (r)	3,000,000	3,000,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 4.14%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,200,000	3,200,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 3.94%, 2/1/21, LOC: Northern Trust Co. (r)	2,200,000	2,200,000
Valparaiso Indiana Industrial Economic Development Revenue VRDN, 3.87%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	6,955,000	6,955,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 3.94%, 5/1/16, LOC: Wells Fargo Bank (r)	4,200,000	4,200,000

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Iowa - 1.7%
Iowa State Finance Authority Revenue VRDN, 3.89%, 7/1/18, LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Bonds:
5.00%, 5/24/07, LOC: LaSalle Bank	1,000,000	1,007,127
5.00%, 5/24/07, LOC: U.S. Bank	2,500,000	2,519,379
Iowa State School Cash Anticipation Program Notes:
4.50%, 1/26/07, FSA Insured	3,000,000	3,012,011
4.50%, 6/28/07, FSA Insured	5,000,000	5,028,147

Kentucky - 3.5%
Lexington-Fayette Kentucky Urban County Educational Facilities Revenue VRDN, 3.76%, 5/1/25, LOC: Fifth Third Bank (r)	5,015,000	5,015,000
Mayfield Kentucky Multi City Lease Revenue VRDN, 3.80%, 7/1/26, LOC: Fifth Third Bank (r)	3,225,000	3,225,000
Maysville Kentucky Industrial Building Revenue VRDN, 3.85%, 5/1/16, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., C/LOC: Bank of New York (r)	5,740,000	5,740,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 3.76%, 6/1/34, LOC: U.S. Bank (r)	11,453,500	11,453,500
Northern Kentucky Port Authority Industrial Building Revenue VRDN, 3.76%, 12/1/21, LOC: Fifth Third Bank (r)	4,360,000	4,360,000
Winchester Kentucky Industrial Building Revenue VRDN, 3.95%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 3.1%
Louisiana State Public Facilities Authority Revenue VRDN, 3.85%, 12/1/14, LOC: Regions Bank (r)	1,845,000	1,845,000
New Orleans Louisiana Aviation Board Revenue VRDN:
3.85%, 8/5/15, BPA: Dexia Credit Local, MBIA Insured (r)	2,345,000	2,345,000
3.85%, 8/1/16, SPA: Dexia Credit Local, MBIA Insured (r)	24,680,000	24,680,000

Maryland - 2.7%
Baltimore Maryland MFH Revenue VRDN, 3.73%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Gaithersburg Maryland Economic Development Revenue VRDN, 3.77%, 1/1/34, LOC: KBC Bank (r)	3,370,000	3,370,000
Maryland State Economic Development Corp. Revenue VRDN, 3.75%, 2/1/34, LOC: SunTrust Bank (r)	2,700,000	2,700,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:
3.77%, 1/1/21, LOC: M&T Trust Co. (r)	8,590,000	8,590,000
3.77%, 4/1/31, LOC: Allied Irish Bank (r)	2,260,000	2,260,000

Massachusetts - 1.0%
Massachusetts State Development Finance Agency Revenue VRDN, 3.78%, 10/1/42, BPA: Societe Generale, XL Capital Assurance Insured (r)	4,160,000	4,160,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDN, 3.73%, 7/1/29 (r)	5,000,000	5,000,000

	PRINCIPAL
Municipal Obligation - 98.2%	AMOUNT	VALUE
Michigan - 0.7%
Kent Michigan Hospital Finance Authority Revenue VRDN, 3.76%, 11/1/10, LOC: Fifth Third Bank (r)	2,400,000	2,400,000
Michigan State Municipal Bond Authority Revenue Bonds, 4.50%, 8/20/07, LOC: Bank of Nova Scotia	4,000,000	4,027,987

Minnesota - 2.2%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 3.75%, 4/1/27, LOC: Allied Irish Bank (r)	3,470,000	3,470,000
Minnesota State Housing Finance Agency Revenue Notes, 3.70%, 5/24/07, GIC: AIG Matched Funding Corp.	3,200,000	3,200,000
Richfield Minnesota MFH Revenue VRDN, 3.75%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000
St Louis Park Minnesota MFH Revenue VRDN, 3.75%, 8/1/34, LOC: Freddie Mac (r)	6,700,000	6,700,000

Mississippi - 5.5%
Mississippi Business Finance Corp. Revenue VRDN, 3.90%, 11/1/13, LOC: First Tennessee Bank (r)	2,200,000	2,200,000
Mississippi State Development Bank SO Revenue VRDN:
3.84%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (mandatory put, 10/10/2006 @ 100) (r)	7,565,000	7,565,000
3.84%, 12/1/23, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	14,500,000	14,500,000
Mississippi State Development Bank Special GO VRDN:
3.84%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	8,325,000	8,325,000
3.84%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	2,905,000	2,905,000
3.84%, 1/1/40, BPA: BNP Paribas, AMBAC Insured (r)	15,000,000	15,000,000

Missouri - 1.2%
Carthage Missouri IDA Revenue VRDN:
3.90%, 4/1/07, LOC: Wachovia Bank (r)	2,000,000	2,000,000
3.95%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Missouri State Development Finance Board Revenue VRDN, 3.89%, 9/1/08, LOC: Cobank, C/LOC: BNP Paribas (r)	2,840,000	2,840,000
St. Louis Missouri IDA Revenue VRDN, 4.02%, 1/1/21, LOC: Banca Naz del Lavoro (r)	4,500,000	4,500,000

New Hampshire - 1.1%
New Hampshire State Health & Education Facilities Authority Revenue VRDN:
3.75%, 10/1/23, LOC: Bank of America (r)	3,300,000	3,300,000
3.75%, 10/1/33, LOC: Bank of America (r)	6,410,000	6,410,000

New Jersey - 0.3%
New Jersey State Tax and Revenue Anticipation Notes, 4.50%, 6/22/07	3,000,000	3,021,300

	PRINCIPAL
Municipal Obligation - 98.2%	AMOUNT	VALUE
New Mexico - 1.0%
New Mexico State Tax and Revenue Anticipation Notes, 4.50%, 6/29/07	9,000,000	9,047,622

New York - 3.5%
Albany New York IDA Revenue VRDN, 3.78%, 6/1/34, LOC: M&T Trust Co. (r)	6,110,000	6,110,000
Metropolitan New York Transportation Authority Revenue VRDN, 3.71%, 11/1/35, LOC: Fortis Bank (r)	10,800,000	10,800,000
Monroe County New York IDA Revenue VRDN, 3.83%, 12/1/34, LOC: M&T Trust Co. (r)	1,600,000	1,600,000
New York City GO VRDN:
3.74%, 8/1/34, LOC: Bank of America (r)	2,000,000	2,000,000
3.71%, 9/1/35, LOC: Royal Bank of Scotland (r)	5,000,000	5,000,000
New York City IDA Revenue VRDN:
3.78%, 12/1/34, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
3.83%, 2/1/35, LOC: M&T Trust Co. (r)	2,305,000	2,305,000
New York City Municipal Water Finance Authority Revenue VRDN, 3.81%, 6/15/33, BPA: Dexia Credit Local, CF: NYC Municpal Water Finance Authority (r)	1,000,000	1,000,000

North Dakota - 0.6%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 3.99%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

Ohio - 4.7%
Akron, Bath, & Copley Joint Township Ohio Hospital District Revenue VRDN, 3.76%, 11/1/34, LOC: JPMorgan Chase Bank (r)	4,955,000	4,955,000
Blue Ash Ohio Economic Development Revenue VRDN, 3.81%, 5/1/30, LOC: National City Bank (r)	11,200,000	11,200,000
Butler County Ohio Healthcare Facilities Revenue VRDN, 3.76%, 9/1/22, LOC: Fifth Third Bank (r)	3,905,000	3,905,000
Cuyahoga County Ohio Healthcare Facilities Revenue VRDN, 3.80%, 11/1/23, LOC: Fifth Third Bank (r)	4,160,000	4,160,000
Franklin County Ohio Hospital Revenue VRDN, 3.78%, 6/1/17, BPA: Citigroup Global Markets Holdings, Inc., IA Escrowed — Treasury (r)	9,755,000	9,755,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 3.83%, 9/1/26, LOC: Fifth Third Bank (r)	9,240,000	9,240,000

Oklahoma - 0.5%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 3.85%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 3.4%
Butler County Pennsylvania IDA Revenue VRDN, 3.81%, 9/1/27, LOC: National City Bank (r)	5,000,000	5,000,000
Lawrence County Pennsylvania IDA Revenue VRDN, 3.86%, 12/1/15, LOC: National City Bank (r)	2,700,000	2,700,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN:
3.78%, 5/1/25, LOC: PNC Bank (mandatory put, 5/1/2007 @ 100) (r)	4,000,000	4,000,000
3.76%, 11/1/29, LOC: National City Bank (r)	13,750,000	13,750,000
3.77%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	6,350,000	6,350,000

	PRINCIPAL
Municipal Obligation - 98.2%	AMOUNT	VALUE
Tennessee - 8.5%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue VRDN, 4.04%, 12/1/29, LOC: First Tennessee Bank (r)	4,100,000	4,100,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 3.80%, 4/1/13, LOC: JPMorgan Chase Bank (r)	2,455,000	2,455,000
Memphis-Shelby County Tennessee IDA Revenue VRDN, 3.76%, 3/1/24, LOC: SunTrust Bank (r)	7,665,000	7,665,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Revenue VRDN:
3.95%, 12/1/27, LOC: Regions Bank (r)	5,000,000	5,000,000
3.76%, 9/1/28, LOC: Fifth Third Bank (r)	2,835,000	2,835,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
3.76%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	1,720,000	1,720,000
3.76%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	2,200,000	2,200,000
3.76%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,635,000	2,635,000
3.76%, 6/1/17, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	900,000	900,000
3.76%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	3,200,000	3,200,000
3.76%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	7,890,000	7,890,000
3.76%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	7,685,000	7,685,000
3.76%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	5,000,000	5,000,000
3.76%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	3,585,000	3,585,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
3.77%, 5/1/16, LOC: Allied Irish Bank (r)	2,400,000	2,400,000
3.78%, 9/1/16, LOC: First Tennessee Bank (r)	6,000,000	6,000,000
3.77%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
3.76%, 12/1/34, LOC: First Tennessee Bank (r)	3,500,000	3,500,000
Shelby Tenneessee Tax Anticipation Notes, 4.50%, 6/29/07	5,000,000	5,025,777

Texas - 3.5%
Garland Texas Independent School District GO Bonds, 3.72%, 6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School Funding (r)	4,250,000	4,250,000
HFDC of Central Texas Inc. Revenue VRDN, 3.77%, 5/15/38, LOC: Sovereign Bank FSB, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 3.93%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Texas State Tax and Revenue Anticipation Notes, 4.50%, 8/31/07	3,000,000	3,025,174
Weslaco Texas Health Facilities Development Corp. VRDN, 3.78%, 6/1/23, Other: Lehman Liquidity Co. LLC (r)	14,335,000	14,335,000

	PRINCIPAL
Municipal Obligation - 98.2%	AMOUNT	VALUE
Utah - 3.7%
Utah State Housing Corp. Single Family Housing Revenue VRDN, 3.80%, 7/1/36, BPA: Bayerische Landesbank Girozentrale (r)	5,000,000	5,000,000
Utah State Municipal Securities Trust Certificates Revenue VRDN, 3.92%, 5/6/13, LOC: Bear Stearns Capital Markets (r)	29,405,000	29,405,000

Vermont - 1.5%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
3.78%, 10/1/30, LOC: Banknorth (r)	10,060,000	10,060,000
3.78%, 1/1/33, LOC: Banknorth (r)	3,395,000	3,395,000

Washington - 0.5%
Seattle Washington Municipal Light and Power Revenue Bonds, 3.60%, 11/1/06, LOC: JPMorgan Chase Bank	5,000,000	5,000,000

West Virginia - 0.5%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 3.40%, 12/1/31, LOC: PNC Bank (mandatory put, 12/1/2006 @ 100) (r)	5,000,000	5,000,000

Wisconsin - 1.3%
Grafton Wisconsin IDA Revenue VRDN, 3.83%, 12/1/17, LOC: U.S. Bank (r)	2,070,000	2,070,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN:
3.65%, 5/1/20, BPA: Insured (mandatory put, 12/1/2006 @ 100) (r)	2,500,000	2,500,000
3.79%, 11/1/23, LOC: U.S. Bank (r)	7,000,000	7,000,000

Wyoming - 2.3%
Gillette Wyoming Pollution Control Revenue VRDN, 3.78%, 1/1/18, LOC: Barclays Bank plc (r)	16,200,000	16,200,000
Wyoming State Tax and Revenue Anticipation Notes, 4.50%, 6/27/07	5,000,000	5,028,773

Other - 3.7%
Roaring Fork Municipal Products LLC VRDN:
3.82%, 5/1/22, BPA: Bank of New York (r)	6,840,000	6,840,000
3.82%, 5/1/33, BPA: Bank of New York (r)	9,175,000	9,175,000
3.82%, 12/1/33, BPA: Bank of New York (r)	18,070,000	18,070,000

TOTAL INVESTMENTS (Cost $907,157,458) - 98.2%		907,157,458
Other assets and liabilities, net - 1.8%		16,685,248

Net Assets - 100%		$923,842,706

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement	GA: Guaranty Agreement

CA: Collateral Agreement	LOC: Letter of Credit

C/LOC: Confirming Letter of Credit	SPA: Standby-Purchase Agreement

IA: Investment Agreement

Abbreviations:

AMBAC: American Municipal Bond Assurance Corp.

COPs: Certificates of Participation

FGIC: Federal Guaranty Insurance Company

FHLB: Federal Home Loan Bank

FSA: Financial Security Assurance Inc.

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LO: Limited Obligation

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

	PRINCIPAL
Municipal Obligation - 95.9%	AMOUNT	VALUE

Alabama - 1.6%
Alabama State MFH Revenue VRDN:
3.79%, 9/1/20 (r)	$2,500,000	$2,500,000
Series I 4.75%, 12/1/30 (r)	4,130,000	4,130,000
Series J 4.75%, 12/1/30 (r)	2,280,000	2,280,000

Arizona - 0.5%
Glendale Arizona IDA Revenue Bonds, 4.20%, 12/1/14 (r)	1,250,000	1,231,612
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100)(r)	1,370,000	1,375,261

California - 6.3%
ABN AMRO Munitops Certificate Trust VRDN, 3.75%, 7/4/07 (r)	800,000	800,000
Alameda-Contra Costa California Schools Financing Authority COPs, 3.60%, 8/1/24 (r)	300,000	300,000
California State CSUCI Financing Authority Revenue Bonds, 3.15%, 8/1/31 (mandatory put, 8/1/08 @ 100)	1,000,000	990,360

	PRINCIPAL
Municipal Obligations - 95.9%	AMOUNT	VALUE

California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	310,000	319,492
6.00%, 12/1/10 (prerefunded)	430,000	472,419
6.00%, 12/1/10 (unrefunded)	570,000	624,424
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100)(r)	8,500,000	8,603,530
California State GO Bonds, 5.00%, 3/1/07	600,000	603,786
California State Pollution Control Financing Authority Revenue VRDN, 3.81%, 6/1/11 (r)	120,000	120,000
California State Public Works Board Revenue Bonds, 5.00%, 6/1/07	1,000,000	1,009,570
California Statewide Communities Development Authority Revenue COP’s, 6.00%, 6/1/08	500,000	520,020
California Statewide Communities Development Authority Revenue VRDN, 3.53%, 3/1/31 (r)	400,000	400,000
California Statewide Communities Development MFH Special Tax Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 1/1/07 @ 100)(r)	6,625,000	6,623,940
Freemont California COPs, 3.60%, 8/1/25 (r)	605,000	605,000
Inland Valley California Development Agency Tax Allocation VRDN, 3.68%, 3/1/27 (r)	970,000	970,000
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/09	1,000,000	1,034,640
Los Angeles California Community Redevelopment Agency COP’s, 3.57%, 12/1/14 (r)	300,000	300,000
Los Angeles California MFH Revenue Bonds, 5.85%, 12/1/27 (mandatory put, 12/1/07 @ 100)(r)	305,000	310,075
Oxnard California Industrial Development Financing Authority VRDN, 4.08%, 12/1/34 (r)	2,570,000	2,570,000
Port of Oakland California Revenue Bonds, 5.50%, 11/1/08	1,000,000	1,038,690
Riverside County California IDA Revenue VRDN, 3.87%, 6/1/26 (r)	4,310,000	4,310,000
San Bernardino County California MFH Revenue VRDN, 3.62%, 2/1/23 (r)	450,000	450,000
Southern California Rapid Transit District Special Assessment Revenue Bonds, 5.90%, 9/1/07	750,000	766,155
Victorville California MFH Revenue VRDN, 3.93%, 12/1/15 (r)	450,000	450,000

Colorado - 3.4%
Colorado State Series Trust Certificate Revenue VRDN, 4.14%, 12/1/30 (r)	5,625,000	5,625,000
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.125%, 12/1/10	7,500,000	7,933,800
Triview Colorado Metropolitan District Revenue Bonds, 3.375%, 11/1/23 (mandatory put, 11/1/06 @ 100)(r)	4,835,000	4,832,051

Connecticut - 0.8%
Connecticut State Health & Educational Facility Authority Revenue VRDN, 3.75%, 7/1/29 (r)	4,400,000	4,400,000

Delaware - 1.4%
Delaware State Health Facilities Authority Revenue Bonds, 2.25%, 6/1/32 (mandatory put, 1/1/07 @ 100)(r)	7,645,000	7,605,858

Florida - 4.1%

	PRINCIPAL
Municipal Obligations - 95.9%	AMOUNT	VALUE

Florida State Capital Trust Agency Housing Revenue Bonds, 4.25% through 7/10/08, 6.25% therafter to 7/1/40 (r)	14,452,566	14,257,023
Hillsborough County Florida MFH Revenue Bonds, 2.125%, 1/1/07	5,000,000	4,967,850
University Athletic Association, Inc., Athletic Program Revenue Bonds:
2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,255,034
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100)(r)	2,000,000	2,004,520

Georgia - 0.3%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)*	3,900,000	1,665,378

Illinois - 4.2%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,557,520
Chicago Illinois Housing Authority Revenue Bonds:
5.00%, 7/1/08	1,500,000	1,535,340
5.00%, 7/1/09	3,000,000	3,107,490
Cook County Illinois Community Consolidated School District GO Bonds, 4.00%, 1/1/07	3,590,000	3,594,128
Cook County Illinois School District GO Bonds, 4.50%, 12/1/07	2,500,000	2,527,500
Illinois State GO Bonds:
5.00%, 3/1/08	5,000,000	5,101,650
5.00%, 1/1/09	2,000,000	2,063,100
University of Illinois Revenue Bonds, 5.00%, 4/1/08	1,250,000	1,276,525

Indiana - 2.3%
Indiana State Development Finance Authority Revenue VRDN, 3.80%, 7/1/18 (r)	1,500,000	1,500,000
Indianapolis Indiana Local Public Improvement Bond Bank VRDN, 3.75%, 1/1/35 (r)	8,300,000	8,300,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 4.14%, 5/1/18 (r)	2,150,000	2,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 4.14%, 11/1/18 (r)	480,000	480,000

Iowa - 1.9%
Ankeny Iowa GO Anticipation Notes, 3.50%, 6/1/07	5,000,000	4,987,000
Coralville Iowa GO Notes, 5.00%, 6/1/07	3,350,000	3,370,937
Iowa State School Cash Anticipation Program GO Notes, 4.50%, 6/28/07	2,000,000	2,014,080

Kentucky - 0.2%
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 3.76%, 6/1/34 (r)	1,268,500	1,268,500

Louisiana - 6.4%
Louisiana Local Government Environmental Facilities and Community Development Authority Anticipation Notes, 6.25%, 12/1/07	16,000,000	15,998,720
Louisiana State Correctional Facilities Corporate Lease Revenue Bonds, 5.00%, 12/15/06	4,675,000	4,685,940
Louisiana State GO Bonds, 4.00%, 7/15/07	1,000,000	1,003,200
Louisiana State HFA Mortgage Revenue Bonds, 4.54%, 12/1/47 (mandatory put, 11/28/08 @ 100)(r)	6,210,000	6,210,000

	PRINCIPAL
Municipal Obligations - 95.9%	AMOUNT	VALUE

Louisiana State HFA Mortgage Revenue VRDN, 4.24%, 12/7/34 (r)	2,335,000	2,335,000
Louisiana State Offshore Terminal Authority Revenue Bonds, 3.65%, 10/1/21 (mandatory put, 4/1/08 @ 100)(r)	5,000,000	4,983,350

Maryland - 1.5%
Baltimore Maryland Revenue Bonds, 6.45%, 12/1/09 (r)	2,980,444	2,980,444
Maryland State Community Development MFH Revenue Bonds, 3.67%, 9/12/07	4,600,000	4,606,026
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN, 3.77%, 4/1/31 (r)	685,000	685,000

Massachusetts - 2.8%
Massachusetts State GO Bonds, 5.50%, 11/1/11	5,000,000	5,437,250
Massachusetts State Health & Educational Facilities Authority Revenue VRDN, 3.73%, 7/1/29 (r)	10,000,000	10,000,000

Minnesota - 1.2%
Oak Park Heights Minnesota MFH Revenue VRDN, 3.75%, 11/1/35 (r)	4,000,000	4,000,000
St Louis Park Minnesota MFH Revenue VRDN, 3.75%, 8/1/34 (r)	592,000	592,000
St. Paul Minnesota Port Authority Revenue VRDN, 4.00%, 6/1/19 (r)	2,235,000	2,235,000

Mississippi - 1.1%
Mississippi State Development Bank SO Revenue VRDN, 3.84%, 12/1/23 (r)	500,000	500,000
Mississippi State GO Bonds, 6.20%, 2/1/08	5,095,000	5,252,894

Missouri - 0.8%
St. Louis Missouri IDA Revenue VRDN, 4.02%, 1/1/21 (r)	4,600,000	4,600,000

New York - 6.2%
Dutchess County New York Resource Recovery Agency Bond Anticipaton Notes, 3.65%, 12/28/07	7,400,000	7,328,960
New York City New York GO Bonds:
5.00%, 8/1/07	5,000,000	5,059,850
5.25%, 8/1/09	2,000,000	2,046,000
5.25%, 8/1/11	3,000,000	3,207,840
New York State GO Bonds, 3.00%, 4/15/08	4,695,000	4,646,031
New York State Urban Development Corp. Correctional and Youth Facility Services Revenue Bonds, 5.25%, 1/1/21 (mandatory put, 1/1/09 @ 100)	4,000,000	4,132,760
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,384,200
Utica New York IDA Revenue Bonds, 4.00%, 7/15/29 (mandatory put, 7/15/09 @ 100)	2,000,000	2,001,600

North Dakota - 0.8%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.621%, 11/1/19 (r)	4,175,000	4,176,211

	PRINCIPAL
Municipal Obligations - 95.9%	AMOUNT	VALUE

Ohio - 1.6%
Cleveland Ohio GO Bonds, 5.50%, 8/1/09	1,210,000	1,252,047
Lorain County Ohio Hospital Revenue VRDN, 3.65%, 4/1/33 (r)	2,000,000	2,000,000
Ohio State HFA MFH Revenue Bonds:
4.25%, 4/1/08	3,810,000	3,830,155
4.45%, 10/1/09	1,510,000	1,510,000

Oklahoma - 0.6%
Tulsa County Oklahoma IDA Revenue Bonds:
5.00%, 4/20/47 (m)*	3,025,000	142,689
4.00%, 5/20/47 (r)	5,935,000	3,130,000

Pennsylvania - 5.4%
Allegheny County Pennsylvania Airport Authority Revenue Bonds, 5.75%, 1/1/09	2,000,000	2,088,260
Allegheny County Pennsylvania IDA Revenue Bonds, 3.375%, 5/1/31 (mandatory put, 5/1/08 @ 100)(r)	4,150,000	4,109,704
Erie Pennsylvania Higher Educational Building Authority Revenue Bonds, 3.25%, 11/1/23 (mandatory put, 11/1/06 @ 100)(r)	5,325,000	5,320,580
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
3.50%, 5/1/14 (mandatory put, 5/1/07 @ 100)(r)	2,025,000	2,025,000
3.20%, 11/1/32 (mandatory put, 11/1/06 @ 100)(r)	7,050,000	7,051,128
2.75%, 11/1/34 (mandatory put, 11/1/07 @ 100)(r)	9,070,000	8,965,151

Puerto Rico - 0.1%
Puerto Rico Highway & Transportation Authority Revenue Bonds, 3.73%, 7/1/09 (r)	400,000	400,000

Rhode Island - 0.2%
Rhode Island State Housing and Mortgage Finance Corp. Revenue Bonds, 4.50%, 10/1/08	1,250,000	1,267,588

South Carolina - 0.9%
Dorchester County South Carolina IDA Revenue VRDN, 4.404%, 10/1/24 (r)	5,100,000	5,100,000

Tennessee - 1.9%
Sevier County Tennessee Public Building Authority Revenue VRDN:
Series III A-2 3.76%, 6/1/18 (r)	5,005,000	5,005,000
Series III C-3 3.76%, 6/1/18 (r)	2,990,000	2,990,000
3.76%, 6/1/20 (r)	2,445,000	2,445,000

Texas - 13.9%
Dallas Texas GO Bonds, 4.00%, 2/15/07	4,515,000	4,522,630
Denton Texas Independent School District GO Bonds, 3.90%, 8/15/21 (mandatory put, 8/15/07 @ 100)(r)	10,700,000	10,704,815
Garland Texas Independent School District GO Bonds, 3.72%, 6/15/29 (r)	4,000,000	4,002,535
Grand Prairie Texas Independent School District GO Bonds, 3.05%, 8/1/33 (mandatory put, 7/31/07 @ 100)(r)	5,200,000	5,166,668
HFDC of Central Texas Inc. Revenue VRDN, 3.40%, 2/15/09 (r)	10,000,000	10,000,000

	PRINCIPAL
Municipal Obligations - 95.9%	AMOUNT	VALUE

Lewisville Texas Independent School District GO Bonds:
Zero Coupon, 8/15/09	2,000,000	1,798,220
Zero Coupon, 8/15/10	2,000,000	1,729,680
Northside Texas Independent School District GO Bonds:
3.80%, 8/1/33 (mandatory put, 7/31/07 @ 100)(r)	2,000,000	2,000,580
4.00%, 6/1/35 (mandatory put, 6/1/11 @ 100)(r)	5,000,000	5,040,100
Red River Texas Educational Finance Revenue Bonds, 3.10%, 12/1/31 (mandatory put, 12/3/07 @ 100)(r)	2,500,000	2,500,000
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/16 (prerefunded 2/1/10 @ 100)	5,105,000	5,455,407
Spring Texas Independent School District GO Bonds:
5.00%, 8/15/28 (mandatory put, 8/15/07 @ 100)	3,000,000	3,002,460
5.00%, 8/15/29 (mandatory put, 8/15/08 @ 100)	3,500,000	3,578,470
Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds, 6.25%, 4/1/32 (h)	12,935,000	7,221,352
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	9,170,000

Vermont - 4.1%
Vermont State Economic Development Authority General Revenue VRDN, 3.77%, 5/1/09 (r)	3,000,000	3,000,000
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
3.98%, 11/1/21 (r)	4,575,000	4,575,000
3.78%, 10/1/30 (r)	1,000,000	1,000,000
3.78%, 1/1/33 (r)	400,000	400,000
B-1, 3.60%, 12/1/34 (r)	8,700,000	8,700,000
B-2, 3.60%, 12/1/34 (r)	5,000,000	5,000,000

Virginia - 3.3%
Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,007,620
Louisa Virginia IDA Solid Waste and Sewer Disposal Revenue Bonds, 2.35%, 4/1/22 (mandatory put, 4/1/07 @ 100)(r)	10,000,000	9,895,100
Virginia State Pocahontas Parkway Association Revenue Bonds:
Zero Coupon, 8/15/13 (prerefunded 8/15/08 @ 76.452)	2,800,000	2,000,460
Zero Coupon, 8/15/14 (prerefunded 8/15/08 @ 71.958)	1,100,000	739,695
Zero Coupon, 8/15/17 (prerefunded 8/15/08 @ 59.914)	2,095,000	1,172,991
Zero Coupon, 8/15/19 (prerefunded 8/15/08 @ 52.949)	2,000,000	989,620

Washington - 3.4%
Munimae Trusts:
4.60%, 1/13/11 (mandatory put, 12/17/06 @ 100)	7,045,000	7,043,239
4.60%, 12/16/16 (mandatory put, 12/17/06 @ 100)	7,805,000	7,804,063
Seattle Washington Municipal Light and Power Revenue Bonds, 3.05%, 11/1/06	2,000,000	2,000,000
Washington State Higher Education Facilities Authority Revenue Bonds, 5.00%, 10/1/30 (mandatory put, 4/1/08 @ 100)	1,500,000	1,527,630

West Virginia - 4.6%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 3.40%, 12/1/31 (mandatory put, 12/1/06 @ 100)(r)	9,200,000	9,193,836

	PRINCIPAL
Municipal Obligations - 95.9%	AMOUNT	VALUE

West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	22,835,000	15,756,607

Other - 8.1%
Bi-State Development Agency of the Missouri — Illinois Metropolitian District Revenue Bonds, 3.95%, 10/1/35 (mandatory put, 10/1/09 @ 100)(r)	2,500,000	2,515,850
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts VRDN, 3.99%, 10/1/35 (r)	23,565,000	23,565,000
Roaring Fork Municipal Products LLC VRDN:
3.82%, 5/1/22 (r)	5,000,000	5,000,000
3.82%, 10/1/24 (r)	11,370,000	11,370,000
3.82%, 5/1/33 (r)	1,000,000	1,000,000
3.82%, 12/1/33 (r)	1,000,000	1,000,000

TOTAL INVESTMENTS (Cost $544,769,735) - 95.9%		523,959,464
Other assets and liabilities, net - 4.1%		22,521,688

Net Assets - 100%		$546,481,152

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(f)	Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) have been restructured from an orginal maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2006 totaled $1,705,729 and includes past due interest accrued since and due on March 1, 2005. Effective November 15, 2006, this security is no longer accruing interest.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Accrued interest as of September 30, 2006 totaled $1,525,378 and includes past due accrued since and due on April 1, 2006. Effective October 13, 2006, this security is no longer accruing interest.

(h)	Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds (Villa Oak Park project) are currently in default for interest. Accrued interest as of September 30, 2006 totaled $572,643 and includes past due accrued since and due on April 1, 2006. Effective June 16, 2006, this security is no longer accruing interest.

(j)	Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Accrued interest as of September 30, 2006 totaled $506,740 and includes past due accrued since and due on January 1, 2005. Effective November 15, 2006, this security is no longer accruing interest.

(m)	Effective June 16, 2006, Tulsa County Oklahoma IDA Revenue Bonds (Asbury Square project) are no longer accruing interest and the fund has written off $265,528 in accrued interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

	PRINCIPAL
Municipal Obligations - 100.4%	AMOUNT	VALUE

Alabama - 3.0%
Alabama State MFH Revenue Bonds, 5.125%, 9/1/30 (r)	$1,600,000	$1,600,000

California - 12.8%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20	1,490,000	1,615,190
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,601,289
5.25%, 12/1/23	1,000,000	1,082,000
Oxnard California COPs, 4.75%, 6/1/28	1,000,000	1,013,310
Perris Union High School District Capital Appreciation Certificates, 6.00%, 10/1/30	985,000	1,060,264
Riverside County California IDA Revenue VRDN, 3.87%, 6/1/26 (r)	390,000	390,000

Colorado - 4.2%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,213,940

Connecticut - 2.1%
Connecticut State GO Bonds, 5.25%, 10/15/19	1,000,000	1,093,380

Florida - 13.3%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,692,380
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,220,000	1,239,581
Florida State Department of Environmental Protection Revenue Bonds, 4.375%, 7/1/26	2,000,000	2,011,740
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,056,200

Illinois - 3.2%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	550,925

	PRINCIPAL
Municipal Obligations - 100.4%	AMOUNT	VALUE

Illinois State Student Assistance Community Student Loan Revenue Bonds, 5.10%, 9/1/08	1,135,000	1,160,163

Kentucky - 4.4%
Kentucky Housing Corp. Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,327,837

Louisiana - 3.5%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,162,850
Louisiana State Housing Finance Agency Revenue Bonds, 4.54%, 12/1/47 (mandatory put, 11/28/08 @ 100)(r)	690,000	690,000

Maryland - 1.9%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	804,000	804,048
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (k)*	500,000	175,501

Michigan - 5.8%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,024,930
Taylor Michigan Building Authority GO Bonds, 5.00%, 10/1/23	1,920,000	2,035,584

New Jersey - 11.3%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	2,280,000	2,588,302
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	2,092,788
Passaic Valley New Jersey Water Commission Revenue Bonds, 5.00%, 12/15/18	1,185,000	1,310,610

Ohio - 5.4%
Ohio State Housing Finance Agency MFH Revenue Bonds:
5.45%, 8/20/34	1,785,000	1,871,108
4.90%, 10/20/48	1,000,000	1,000,000

Oklahoma - 3.0%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,593,285

Puerto Rico - 2.4%
Puerto Rico Commonwealth GO Bonds, 5.00%, 7/1/30 (mandatory put, 7/1/12 @ 100)(r)	1,200,000	1,262,340

Rhode Island - 1.1%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	570,485

South Carolina - 2.0%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.10%, 1/1/08	1,025,000	1,043,655

	PRINCIPAL
Municipal Obligations - 100.4%	AMOUNT	VALUE

Texas - 11.8%
Garland city Texas GO Refunding Bonds, 5.25%, 2/15/20	2,500,000	2,724,200
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/20	500,000	262,290
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15	2,000,000	2,254,260
Travis County Texas Manor Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	1,007,200

Virgin Island - 2.1%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,099,920

Virginia - 3.5%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,839,706

West Virginia - 1.3%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	684,845

Wisconsin - 2.3%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,186,594

TOTAL INVESTMENTS (Cost $51,704,926) - 100.4%		52,992,700
Other assets and liabilities, net — (0.4%)		(201,383)

Net Assets - 100%		$52,791,317

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:

US Treasury Bonds	15	12/06	$1,686,094	($25,689)
10 Year US Treasury Notes	5	12/06	540,313	(5,438)

Total Sold				($31,127)

*	Non-income producing security.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Accrued interest as of September 30, 2006 totaled $66,299 and includes past due accrued since and due on April 1, 2006. Effective October 13, 2006, this security is no longer accruing interest.

(k)	Interest payments of the Maryland State Economic Development Corp. Revenue Bonds (Rocky Gap project) have been deferred per conditions of the Supplemental Indenture until July 1, 2007. At September 30, 2006 accumulated deferred interest totaled $146,994 and includes interest accrued since and due on October 1, 2003.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation IDA: Industrial Development Agency
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

	PRINCIPAL
Municipal Obligations - 97.9%	AMOUNT	VALUE

Vermont - 69.0%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,431,719
5.375%, 7/1/12	1,405,000	1,532,757
Rutland County Vermont Solid Waste District Revenue Bonds:
6.55%, 11/1/06	100,000	100,228
6.60%, 11/1/07	100,000	102,785
6.70%, 11/1/08	100,000	105,375
6.75%, 11/1/09	100,000	107,722
6.80%, 11/1/10	100,000	110,203
6.80%, 11/1/11	100,000	112,093
6.85%, 11/1/12	100,000	113,947
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/23	1,000,000	1,071,870
5.125%, 10/1/27	1,000,000	1,056,250
Vermont Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,079,340
5.50%, 12/1/18	1,060,000	1,131,815
5.00%, 12/1/19	2,000,000	2,141,560

	PRINCIPAL
Municipal Obligations - 97.9%	AMOUNT	VALUE

5.50%, 12/1/19	1,500,000	1,601,625
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,070,640
6.60%, 12/1/14	1,050,000	1,073,457
5.50%, 7/1/18	1,955,000	2,032,496
5.00%, 10/1/23	1,000,000	1,038,060
5.625%, 10/1/25	1,000,000	1,011,420
5.00%, 11/1/32	1,810,000	1,885,043
5.50%, 1/1/33	1,100,000	1,131,009
Vermont State GO Bonds:
Zero Coupon, 8/1/08	400,000	374,664
5.00%, 2/1/15	2,300,000	2,491,751
4.625%, 8/1/17	2,000,000	2,073,820
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.25%, 5/1/08	1,000,000	1,005,510
4.00%, 11/1/12 (r)	540,000	537,818
5.25%, 11/1/20	200,000	205,086
5.55%, 11/1/21	590,000	607,812
4.90%, 11/1/22	815,000	836,589
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,387,034

Total Vermont (Cost $32,480,180)		33,561,498

Territories - 28.9%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	$1,000,000	$1,055,880
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,556,790
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	2,003,884
5.50%, 7/1/17	1,000,000	1,141,290
5.50%, 7/1/21	1,000,000	1,164,670
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	2,282,580
5.25%, 7/1/38 (prerefunded 7/1/12 @ 100)	1,000,000	1,086,650
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	1,000,000	1,135,740
Puerto Rico Public Finance Corp., 5.70%, 8/1/25 (prerefunded 2/1/10 @ 100)	1,000,000	1,067,180
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,104,000
4.25%, 10/1/29	500,000	490,635

Total Territories (Cost $14,014,444)		14,089,299

TOTAL INVESTMENTS (Cost $46,494,624) - 97.9%		47,650,797
Other assets and liabilities, net - 2.1%		1,026,206

NET ASSETS - 100%		$48,677,003

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:

5 Year U.S. Treasury Notes	5	12/06	$527,578	$(3,407)
10 Year U.S. Treasury Notes	7	12/06	756,438	(7,613)
U.S. Treasury Bonds	10	12/06	1,124,063	(17,126)

Total Sold				$(28,146)

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
LO: Limited Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
On June 27, 2006, the net assets of the Calvert Municipal Fund, Inc., California Limited-Term Municipal Fund (“California Limited-Term”) merged into the Calvert Tax-Free Reserves, Limited-Term Portfolio (“CTFR Limited-Term”). The merger was accomplished by a tax-free exchange of 1,371,023 shares of the CTFR Limited-Term Portfolio (valued at $14,307,343) for 1,399,168 shares of the California Limited-Term Fund outstanding at June 27, 2006. The California Limited-Term Fund’s net assets as of June 27, 2006, including $36,806 of unrealized depreciation, were combined with those of the CTFR Limited-Term Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value their investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2006, securities valued at $9,170,000, or 1.7% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
Redemption Fee: The Limited-Term, Long-Term, and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or seven days of purchase (Limited-Term) in the same Portfolio. Prior to September 27, 2006, the redemption fee applied to redemptions, including exchanges, within five days for Limited Term. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2006, and net realized capital loss carryforwards as of December 31, 2005 with expiration dates:

	MONEY	LIMITED-	LONG
	MARKET	TERM	TERM	VERMONT

Federal income tax cost	$907,157,458	$544,737,865	$51,707,053	$46,486,953

Unrealized appreciation	—	1,667,047	1,951,573	1,274,105
Unrealized (depreciation)	—	(22,445,448)	(665,926)	(110,261)

Net appreciation (depreciation)	—	$(20,778,401)	$1,285,647	$1,163,844

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	LIMITED-TERM

December 31, 2012	$18,944	$2,204,809
December 31, 2013	—	2,253,934
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: November 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: November 28, 2006

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: November 28, 2006